                                   Law Offices
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                    1933 Act File No. 333-104218
                                                     1940 Act File No. 811-21328

Direct Dial: (215) 564-8048
                                   May 2, 2007

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:    SMA Relationship Trust (the "Registrant")
                SEC File Nos. 333-104218 and 811-21328
                Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the Registrant, pursuant to Rule 497(j) under Section 6 of the
Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statements of Additional Information that would have been filed  under  paragraph  (c) of Rule 497  would  not have  differed  from  those contained in Post-Effective  Amendment No. 11/13 filed  electronically  with the
U.S. Securities and Exchange Commission on April 30, 2007.

     Please direct any questions or comments  relating to this  certification to me at the above phone number.

                                            Very truly yours,

                                            /s/ Jana L. Cresswell
                                            Jana L. Cresswell